Vessel Revenue, net and Voyage Expenses, Voyage Expenses from Charters (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2023
Voyage Expenses [Abstract]
Voyage Expenses	$ 0	$ 1,149
Time Charter [Member]
Voyage Expenses [Abstract]
Voyage Expenses	0	669
Unfixed Periods [Member]
Voyage Expenses [Abstract]
Voyage Expenses	$ 0	$ 480